Lease obligations	12 Months Ended
Dec. 31, 2021
Lease obligations.
Lease obligations

20.Lease obligations

Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2021,2020 and 2019:

	Year ended December 31
	2021	2020	2019
Lease obligations, January 1	$354,199	$689,644	$1,072,426
Additions	953,868	12,199	—
Disposals	—	(67,787)	—
Interest on lease liabilities	34,712	53,549	86,470
Interest payments on lease liabilities	(34,712)	(53,549)	(86,470)
Principal payments of lease liabilities	(150,924)	(338,276)	(392,969)
Adjustments	—	33,869	(3,328)
Foreign exchange difference	31,626	24,550	13,515
Lease obligations, December 31	$1,188,769	$354,199	$689,644

The Company and its subsidiaries have entered into agreements to lease office premises until 2025. The annual rent expenses for premises consist of minimum rent and does not include variable costs. The minimum payments under all agreements are as follows:

2022	$446,571
2023	477,290
2024	337,842
2025	247,211
$1,508,914